Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Balance Sheet Details [Abstract]
Balance Sheet Details

4. Balance Sheet Details

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	September 30, 2022	December 31, 2021
Prepaid clinical costs	$—	$488,614
Prepaid insurance	206,270	—
Other prepaid expenses & current assets	103,358	148,728
Total prepaid expenses & current assets	$309,628	$637,342

Property and Equipment, Net

Property and equipment, net consisted of the following:

	September 30, 2022	December 31, 2021
Lab equipment	$131,962	$131,963
Total property and equipment, gross	131,962	131,963
Accumulated depreciation	(35,567)	(16,782)
Total property and equipment, net	$96,395	$115,181

Depreciation expense was $6,262 and $18,786 for the three and nine months ended September 30, 2022, respectively, and $6,071 and $10,520 for the three and nine months ended September 30, 2021, respectively.

Accrued Expenses

Accrued expenses consisted of the following:

	September 30, 2022	December 31, 2021
Accrued payroll and related expenses	$678,452	$756,729
Accrued clinical study expenses	109,483	327,244
Accrued professional fees	40,614	294,130
Accrued clinical development costs	90,000	145,566
Accrued other expenses	4,565	5,000
Premium Finance Agreement - D&O Insurance	73,333	—
Total accrued expenses	$996,447	$1,528,669

On July 31, 2022, the Company released 9 employees. As a result, during the three and nine months ended September 30, 2022, $0.4 million of accrued annual corporate bonus expense included in accrual payroll and related expenses as of December 31, 2021 and June 30, 2022 was reversed.

In connection with the Business Combination the Company entered into a payment deferral of legal fees with Loeb & Loeb, LLP, which, deferred the legal fees for six months from the Closing Date of the Business Combination, or July 9, 2022. The agreement stated, if the fees were not paid by July 9, 2022, 300,000 shares of common stock that were issued in January 2022 as collateral to Loeb & Loeb, LLP would be retained in lieu of cash payment, as full payment for the legal fees. As a result, during the three and nine months ended September 30, 2022, $0.7 million of accrued professional fees recorded as of June 30, 2022 were converted to equity.

3. Balance Sheet Details

Prepaid Expenses

Prepaid expenses consisted of the following:

	December 31, 2021	December 31, 2020
Prepaid clinical costs	$488,614	$—
Other prepaid expenses	148,728	128,000
Total prepaid expenses	$637,342	$128,000

Property and Equipment, Net

Property and equipment, net consisted of the following:

December 31, 2021
Lab Equipment	$131,963
Total property and equipment, gross	131,963
Accumulated depreciation	(16,782)
Total property and equipment, net	$115,181

Depreciation expense was $16,782 for the year ended December 31, 2021.

Current Liabilities

Current liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Accounts payable	$596,261	$865,901
Accrued payroll and related expenses	756,729	266,852
Accrued clinical study expenses	327,244	40,329
Accrued professional fees	294,130	23,216
Accrued clinical development costs	145,566	—
Accrued other expenses	5,000	12,478
Lease liability	16,752	—
Total current liabilities	$2,141,682	$1,208,776

Accrued payroll and related expenses consisted of accrued annual corporate bonus expense as of December 31, 2021. There was no accrued deferred compensation recorded as of December 31, 2021.

Accrued payroll and related expenses consisted of deferred compensation as of December 31, 2020. During the fiscal year 2020 the Company entered into deferred compensation arrangements with five employees to defer a certain portion of their base salary until such time the Company completed an initial public offering. In connection with the Series A Preferred financing these agreements were amended to make the deferred compensation payable upon the closing of the Series A Preferred financing which occurred on December 30, 2020. The accrued compensation of $266,852 as of December 31, 2020 was paid on January 6, 2021.